NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net Long-Term Portion	$ 354,453	$ 0
Net Related Party Notes Payable Current Portion	(11,810)	(11,810)
Related Party Notes Payable [Member]
Net Long-Term Portion	11,810	11,810
Notes Payable with Detached Free-standing Warrants	1,000,000	0
Unamortized Discount	(645,547)	0
Net Related Party Notes Payable	$ 366,263	$ 11,810